Related Party Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Bitcool Media USD ($)	Dec. 31, 2014 Bitcool Media CNY	Dec. 31, 2013 Bitcool Media CNY	Dec. 31, 2014 Seller of i Joy USD ($)	Dec. 31, 2014 Seller of i Joy CNY	Dec. 31, 2013 Seller of i Joy CNY	Dec. 31, 2014 Shanghai Shibei Hi-Tech Co., Ltd. USD ($)	Dec. 31, 2014 Shanghai Shibei Hi-Tech Co., Ltd. CNY	Dec. 31, 2013 Shanghai Shibei Hi-Tech Co., Ltd. CNY	Dec. 31, 2014 Upwise Investment Limited USD ($)	Dec. 31, 2014 Upwise Investment Limited CNY	Dec. 31, 2013 Upwise Investment Limited CNY	Dec. 31, 2014 Seller of Aipu Group USD ($)	Dec. 31, 2014 Seller of Aipu Group CNY	Dec. 31, 2013 Seller of Aipu Group CNY	Dec. 31, 2014 Seller of the Managed Network Entities USD ($)	Dec. 31, 2014 Seller of the Managed Network Entities CNY	Dec. 31, 2013 Seller of the Managed Network Entities CNY	Dec. 31, 2014 Seller of Tianwang and Yilong USD ($)	Dec. 31, 2014 Seller of Tianwang and Yilong CNY	Dec. 31, 2013 Seller of Tianwang and Yilong CNY	Dec. 31, 2014 Seller of GD Tianying USD ($)	Dec. 31, 2014 Seller of GD Tianying CNY	Dec. 31, 2013 Seller of GD Tianying CNY	Dec. 31, 2014 Seller Of Dermot Entities USD ($)	Dec. 31, 2014 Seller Of Dermot Entities CNY	Dec. 31, 2013 Seller Of Dermot Entities CNY	Dec. 31, 2014 Suzhou Aizhuoyi Information Technology Co., Ltd. USD ($)	Dec. 31, 2014 Suzhou Aizhuoyi Information Technology Co., Ltd. CNY	Dec. 31, 2013 Suzhou Aizhuoyi Information Technology Co., Ltd. CNY	Dec. 31, 2014 Dyxnet Corporate Service Limited USD ($)	Dec. 31, 2014 Dyxnet Corporate Service Limited CNY	Dec. 31, 2013 Dyxnet Corporate Service Limited CNY	Dec. 31, 2014 Seller of Tianying USD ($)	Dec. 31, 2014 Seller of Tianying CNY	Dec. 31, 2013 Seller of Tianying CNY	Dec. 31, 2014 Tianjin GuanBang Network Technology Company Limited Seller of Gehua USD ($)	Dec. 31, 2014 Tianjin GuanBang Network Technology Company Limited Seller of Gehua CNY	Dec. 31, 2013 Tianjin GuanBang Network Technology Company Limited Seller of Gehua CNY
Amounts due from related parties current:
Amount due from related parties current	$ 8,843	54,867	67,498	$ 3,244	20,126	33,311	$ 3,945	24,476	24,387	$ 1,579	9,800	9,800	$ 75	465	0
Amount due from related parties non-current:
Amount due from related parties non-current	15,875	98,500	0													15,875	98,500	0
Amount due to related parties current:
Amount due to related parties current	52,671	326,804	147,699				8,140	50,506	63,602										7,697	47,755	47,755	479	2,970	19,605	1,520	9,434	0	33,101	205,380	0	1,149	7,131	0	585	3,628	0				0	0	16,737
Amount due to related parties non-current:
Amount due to related parties non-current	$ 45,245	280,728	78,321				$ 2,964	18,392	58,487							$ 10,884	67,531	0				$ 0	0	19,834				$ 28,563	177,220	0							$ 2,834	17,585	0